Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following table presents the reconciliation of significant segment information reviewed by the CODM to consolidated net loss:

	Year Ended December 31,
	2024	2023	2022
Revenues:
Revenue from contracts with customers (Note 3)	$135,436	$121,139	$104,952
Grant revenue	1,985	1,229	570
Total revenues	$137,421	$122,368	$105,522
Less:
Costs of goods sold and services, including shipping and handling costs	$62,430	$56,290	$68,082
Certain operating expenses, excluding shipping and handling costs (1)	124,587	107,029	110,737
Other segment items (2)	(11,065)	(12,597)	26,277
Consolidated net loss	$38,531	$28,354	$99,574
(1)	Expenses consist of research and development and selling, general and administrative expenses from the Consolidated Statements of Operations and exclude shipping and handling costs.
(2)	Other segment items represent discrete events, non-recurring transactions, or insignificant items that are not used by the CODM to evaluate the Company’s performance or allocate resources, and include:
a.	Impairment and restructuring – charges recorded as a result of the Restructuring Plan (refer to Note 18 - Restructuring), including impairment of the Company’s goodwill and a portion of the Company’s long-lived assets;
b.	Other lease costs – amortization of operating lease right-of-use assets and other facility operating expenses from leased facilities the Company is not using;
c.	Interest income - interest earned on cash, cash equivalents, and marketable securities, and the accretion of discounts on marketable securities;
d.	Other income (expense), net – gains and losses on foreign currency, and other non-recurring items that are not a part of the Company’s core business operations; and
e.	Income tax benefit (expense) – income taxes related to federal, state, and foreign jurisdictions in which the Company conducts business.